Trade receivables - Schedule of breakdown for trade receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade Receivable [Line Items]
Trade receivables before loss allowance	€ 263,380	€ 247,138
Loss allowance	(14,590)	(6,681)
Total trade receivables	248,790	240,457
At beginning of period	(6,681)	(6,512)
Provisions	(11,174)	(3,276)
Utilizations	353	285
Releases	3,062	2,829
Exchange differences and other	(150)	(7)
At end of period	(14,590)	(6,681)
EMEA
Disclosure of Trade Receivable [Line Items]
Total trade receivables	97,619	102,653
Italy
Disclosure of Trade Receivable [Line Items]
Total trade receivables	58,460	60,174
Americas
Disclosure of Trade Receivable [Line Items]
Total trade receivables	65,491	47,572
United States
Disclosure of Trade Receivable [Line Items]
Total trade receivables	50,294	33,028
Greater China Region
Disclosure of Trade Receivable [Line Items]
Total trade receivables	56,682	61,990
Rest of APAC
Disclosure of Trade Receivable [Line Items]
Total trade receivables	€ 28,998	€ 28,242